Intangible Assets - Computer Software, Net - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Licensed computer software
Computer software
Amortization expense	$ 51,247	$ 45,655	$ 41,823
Software development costs
Computer software
Amortization expense	27,461	26,478	22,740
Acquisition (current) technology intangibles
Computer software
Amortization expense	$ 28,267	$ 26,217	$ 16,734